JOINT VENTURES AND ASSOCIATES - Changes in joint ventures investments (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
JOINT VENTURES AND ASSOCIATES
As of the beginning of the period			$ 29,378,923	$ 23,103,963
Revaluation of property, plant and equipment	$ (189,996)	$ (25,630)	(363,848)	(11,495)
Foreign currency translation	1,887,130	126,434	3,504,622	49,996
Share of profit or loss	1,141,323	65,975	919,087	305,687
As of the end of the period	$ 33,438,784	$ 23,448,151	$ 33,438,784	$ 23,448,151